UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2014

Item 1. Schedule of Investments.

CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 63.1%	SHARES	VALUE
Air Freight & Logistics - 3.3%
FedEx Corp.	54,422	$8,786,432
United Parcel Service, Inc., Class B	24,465	2,404,665
		11,191,097

Automobiles - 1.7%
Toyota Motor Corp. (ADR)	50,288	5,910,349

Banks - 3.0%
Wells Fargo & Co.	198,987	10,321,456

Biotechnology - 2.7%
Amgen, Inc.	66,620	9,357,445

Communications Equipment - 1.8%
Cisco Systems, Inc.	243,787	6,136,119

Consumer Finance - 2.4%
Capital One Financial Corp.	100,083	8,168,774

Diversified Financial Services - 0.5%
Moody's Corp.	19,576	1,849,932

Diversified Telecommunication Services - 0.3%
BT Group plc (ADR)	18,985	1,167,198

Energy Equipment & Services - 2.6%
Exterran Holdings, Inc.	55,925	2,478,037
National Oilwell Varco, Inc.	84,499	6,430,374
		8,908,411

Food & Staples Retailing - 1.2%
CVS Health Corp.	52,916	4,211,584

Food Products - 2.2%
Kellogg Co.	122,318	7,534,789

Health Care Equipment & Supplies - 5.0%
Becton Dickinson and Co.	26,517	3,017,900
Medtronic, Inc.	130,628	8,092,405
St. Jude Medical, Inc.	101,565	6,107,103
		17,217,408

Health Care Providers & Services - 2.5%
McKesson Corp.	43,616	8,490,727

Household Products - 1.6%
Kimberly-Clark Corp.	52,239	5,619,349

Industrial Conglomerates - 1.6%
Danaher Corp.	74,610	5,668,868

Insurance - 3.8%
Allianz SE (ADR)	76,735	1,236,968
American Financial Group, Inc.	132,148	7,650,048
Prudential Financial, Inc.	6,360	559,298
The Travelers Co.'s, Inc.	37,858	3,556,381
		13,002,695

IT Services - 3.4%
DST Systems, Inc.	59,357	4,981,240
Western Union Co.	410,754	6,588,494
		11,569,734

Machinery - 4.1%
Cummins, Inc.	39,376	5,196,844
Deere & Co.	58,293	4,779,443
Dover Corp.	51,176	4,110,968
		14,087,255

Media - 8.7%
DIRECTV*	97,412	8,428,086
Omnicom Group, Inc.	81,085	5,583,513
Time Warner Cable, Inc.	54,817	7,865,691
Time Warner, Inc.	68,727	5,168,958
Viacom, Inc., Class B	39,987	3,076,600
		30,122,848

Oil, Gas & Consumable Fuels - 1.8%
Denbury Resources, Inc.	423,383	6,363,446

Pharmaceuticals - 4.5%
Johnson & Johnson	105,004	11,192,376
Roche Holding AG (ADR)	121,132	4,480,673
		15,673,049

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	149,728	15,085,096

Total Equity Securities (Cost $197,357,191)		217,657,629

ASSET-BACKED SECURITIES - 4.8%	PRINCIPAL AMOUNT
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	$320,000	323,653
2.39%, 11/12/19 (e)	230,000	231,229
American Homes 4 Rent:
2.75%, 6/17/31 (e)(r)	500,000	474,666
3.786%, 10/17/36 (e)	700,000	700,072
Avis Budget Rental Car Funding AESOP LLC, 3.04%, 3/20/19 (e)	600,000	607,610
CAL Funding II Ltd., 3.35%, 3/27/28 (e)	850,000	853,162
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	144,362	144,951
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	391,000	394,625
CLI Funding V LLC, 3.29%, 6/18/29 (e)	389,312	387,737
Cronos Containers Program Ltd., 3.81%, 9/18/27 (e)	160,000	160,100
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	186,364	187,707
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	500,000	499,098
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	187,696	185,294
3.668%, 4/19/44 (e)	300,000	300,360
4.406%, 4/19/44 (e)	350,000	353,325
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	200,000	199,511
FRS I LLC, 3.08%, 4/15/43 (e)	397,395	395,295
Global SC Finance II SRL, 2.98%, 4/17/28 (e)	909,833	903,360
Invitation Homes Trust:
1.60%, 12/17/30 (e)(r)	100,000	98,115
3.904%, 6/17/31 (e)(r)	400,000	393,290
MVW Owner Trust, 2.15%, 4/22/30 (e)	190,790	191,661
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	202,049	202,044
OneMain Financial Issuance Trust, 2.43%, 6/18/24 (e)	200,000	199,996
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	230,000	231,755
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	178,605	178,269
2.414%, 6/20/31 (e)	728,647	725,103
SLM Private Credit Student Loan Trust, 0.524%, 12/15/39 (r)	156,307	135,222
SLM Private Education Loan Trust:
2.59%, 1/15/26 (e)	200,000	200,319
3.00%, 5/16/44 (e)	300,000	290,588
3.50%, 11/15/44 (e)	800,000	774,863
SLM Student Loan Trust, 1.655%, 1/25/45 (r)	400,000	391,068
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	595,456	619,369
Series II LLC, 4.59%, 4/20/44 (e)	293,012	302,217
Series III LLC, 4.02%, 7/20/44 (e)	500,000	500,450
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	599,000	606,727
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	322,816	322,583
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	252,500	249,171
3.55%, 11/20/38 (e)	275,000	277,877
4.625%, 11/20/38 (e)	1,100,000	1,113,090
3.51%, 2/22/39 (e)	612,083	618,038
3.33%, 5/20/39 (e)	391,437	390,576
3.97%, 5/20/39 (e)	96,667	95,594
TOP-RE, 3.47%, 11/20/28 (e)	112,380	112,522

Total Asset-Backed Securities (Cost $16,534,616)		16,522,262

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.6%
CAM Mortgage Trust, 2.60%, 5/15/48 (e)(r)	480,629	480,608
Fannie Mae Connecticut Avenue Securities:
3.055%, 7/25/24 (r)	400,000	376,012
CAS 2014-C02 1M2, 2.755%, 5/25/24 (r)	600,000	551,317
CAS 2014-C02 2M2, 2.755%, 5/25/24 (r)	100,000	92,661
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.605%, 11/25/23 (r)	505,616	505,758
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	168,179	168,083

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,245,817)		2,174,439

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
COMM Mortgage Trust, 2.157%, 6/8/30 (e)(r)	550,000	551,495
COMM SAVA Mortgage Trust, 3.254%, 6/15/34 (e)(r)	300,000	300,110
Commercial Mortgage Pass Through Certificates:
2.504%, 6/11/27 (e)(r)	500,000	500,165
3.25%, 11/27/28 (e)(r)	91,827	92,376
EQTY 2014-INNS Mortgage Trust, 3.606%, 5/8/31 (e)(r)	600,000	600,682
Extended Stay America Trust, 3.604%, 12/5/31 (e)	450,000	456,058
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	200,000	191,644
Hilton USA Trust:
3.714%, 11/5/30 (e)	200,000	203,192
5.609%, 11/5/30 (e)(r)	100,000	101,550
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	300,000	305,709
3.931%, 6/10/27 (e)(r)	200,000	200,281
3.754%, 6/15/29 (e)(r)	500,000	499,003
1.304%, 4/15/30 (e)(r)	300,000	299,608
Morgan Stanley Capital I Trust:
2014-CPT F, 3.56%, 7/13/29 (e)(r)	230,000	217,234
2014-CPT G, 3.56%, 7/13/29 (e)(r)	160,000	147,169
Motel 6 Trust, 2.743%, 10/5/25 (e)	850,000	849,543
ORES NPL LLC:
6.00%, 3/27/24 (e)	300,000	299,308
3.081%, 9/25/25 (e)	154,213	154,220
PFP III Ltd., 1.324%, 6/14/31 (e)(r)	299,738	300,330
VFC LLC, 2.75%, 7/20/30 (e)	237,222	237,234
WFLD Mortgage Trust, 3.88%, 8/10/31 (e)(r)	450,000	445,005
WFRBS Commercial Mortgage Trust:
3.497%, 8/15/47 (e)	290,000	235,770
4.234%, 8/15/47 (r)	290,000	284,469

Total Commercial Mortgage-Backed Securities (Cost $7,487,331)		7,472,155

CORPORATE BONDS - 26.0%
Agilent Technologies, Inc., 3.20%, 10/1/22	400,000	388,759
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc.:
2.434%, 12/1/14 (r)	400,000	399,547
4.625%, 6/26/15	400,000	405,560
Altera Corp., 2.50%, 11/15/18	250,000	252,265
Amazon.com, Inc.:
1.20%, 11/29/17	400,000	395,778
2.50%, 11/29/22	800,000	751,926
America Movil SAB de CV, 2.375%, 9/8/16	300,000	306,411
American Express Centurion Bank, 0.684%, 11/13/15 (r)	1,200,000	1,204,889
American Honda Finance Corp., 1.60%, 2/16/18 (e)	300,000	298,904
American Tower Corp., 3.45%, 9/15/21	400,000	392,161
Amgen, Inc.:
3.45%, 10/1/20	125,000	129,409
5.15%, 11/15/41	400,000	422,187
Apple, Inc.:
3.45%, 5/6/24	200,000	201,989
3.85%, 5/4/43	500,000	463,620
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	200,000	202,091
AT&T, Inc.:
2.95%, 5/15/16	300,000	309,833
2.375%, 11/27/18	200,000	201,871
2.30%, 3/11/19	625,000	626,920
3.875%, 8/15/21	300,000	314,452
4.35%, 6/15/45	900,000	827,237
Autodesk, Inc., 1.95%, 12/15/17	400,000	401,558
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.75%, 3/15/20	400,000	440,000
Bank of America Corp.:
2.60%, 1/15/19	200,000	199,610
2.65%, 4/1/19	200,000	199,387
4.125%, 1/22/24	1,400,000	1,426,748
4.00%, 4/1/24	100,000	101,042
4.20%, 8/26/24	300,000	297,406
Bank of America NA:
5.30%, 3/15/17	950,000	1,029,243
0.534%, 6/15/17 (r)	500,000	496,568
Bank of New York Mellon Corp., 2.40%, 1/17/17	300,000	308,128
BB&T Corp., 1.60%, 8/15/17	400,000	401,098
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	255,877
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	300,000	293,748
BI-LO LLC / BI-LO Finance Corp., 8.625%, 9/15/18 (e)	300,000	273,750
Boston Properties LP:
3.70%, 11/15/18	200,000	211,667
3.85%, 2/1/23	500,000	510,882
Canadian National Railway Co., 1.45%, 12/15/16	100,000	101,145
Capital One Bank:
2.25%, 2/13/19	200,000	198,206
3.375%, 2/15/23	800,000	783,797
CBS Corp., 3.375%, 3/1/22	200,000	200,282
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	400,000	404,648
CenturyLink, Inc.:
6.45%, 6/15/21	500,000	535,000
7.65%, 3/15/42	300,000	295,500
Cisco Systems, Inc., 5.50%, 1/15/40	350,000	406,346
CIT Group, Inc., 5.25%, 3/15/18	1,050,000	1,081,500
Citigroup, Inc.:
2.50%, 9/26/18	1,100,000	1,107,154
2.55%, 4/8/19	100,000	99,924
5.50%, 9/13/25	800,000	871,207
Corning, Inc., 1.45%, 11/15/17	300,000	299,327
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	500,000	551,125
Cummins, Inc., 4.875%, 10/1/43	350,000	389,404
CVS Pass-Through Trust, 6.036%, 12/10/28	547,995	633,760
DDR Corp., 4.75%, 4/15/18	300,000	323,637
Delphi Corp., 4.15%, 3/15/24	400,000	408,054
Delta Air Lines Pass Through Trust, 7.125%, 4/15/16 (e)	500,000	501,000
Discover Financial Services:
6.45%, 6/12/17	500,000	560,051
3.85%, 11/21/22	500,000	502,490
Discovery Communications LLC:
3.30%, 5/15/22	700,000	694,959
4.875%, 4/1/43	500,000	494,744
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	150,000	151,313
Dun & Bradstreet Corp., 3.25%, 12/1/17	400,000	413,570
DuPont Fabros Technology LP, 5.875%, 9/15/21	300,000	305,250
Eaton Corp., 1.50%, 11/2/17	250,000	248,924
Ecolab, Inc., 4.35%, 12/8/21	500,000	541,689
Enterprise Products Operating LLC:
4.85%, 3/15/44	200,000	203,150
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	1,130,000
EOG Resources, Inc., 2.625%, 3/15/23	400,000	381,716
ERP Operating LP, 4.625%, 12/15/21	300,000	327,273
Excalibur One 77B LLC, 1.492%, 1/1/25	122,320	116,783
Experian Finance plc, 2.375%, 6/15/17 (e)	400,000	406,202
Express Scripts Holding Co.:
4.75%, 11/15/21	200,000	218,416
3.50%, 6/15/24	400,000	391,664
FedEx Corp.:
2.625%, 8/1/22	400,000	386,258
3.875%, 8/1/42	200,000	180,142
Fidelity National Information Services, Inc., 2.00%, 4/15/18	400,000	397,536
Fifth Third Bancorp, 2.30%, 3/1/19	300,000	299,099
Ford Motor Credit Co. LLC:
3.984%, 6/15/16	450,000	471,317
0.803%, 12/6/17 (r)	400,000	400,623
2.375%, 3/12/19	150,000	148,480
5.875%, 8/2/21	700,000	804,877
General Mills, Inc., 3.15%, 12/15/21	1,000,000	1,015,139
Genworth Holdings, Inc., 4.80%, 2/15/24	1,150,000	1,179,808
Gilead Sciences, Inc.:
3.70%, 4/1/24	300,000	306,432
4.80%, 4/1/44	600,000	630,577
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	400,000	385,117
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	100,000	101,038
6.15%, 4/1/18	875,000	986,615
4.00%, 3/3/24	1,300,000	1,309,334
Great River Energy, 5.829%, 7/1/17 (e)	132,466	142,543
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	300,000	296,085
4.875%, 6/27/44 (e)	300,000	290,214
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	700,000	719,382
HCP, Inc., 3.15%, 8/1/22	400,000	387,330
Health Care REIT, Inc., 3.75%, 3/15/23	400,000	394,922
Hercules Offshore, Inc., 8.75%, 7/15/21 (e)	300,000	261,000
Hershey Co., 1.50%, 11/1/16	150,000	152,052
Home Depot, Inc.:
2.70%, 4/1/23	400,000	387,030
4.20%, 4/1/43	400,000	394,490
Host Hotels & Resorts LP, 3.75%, 10/15/23	300,000	296,648
Howard Hughes Medical Institute, 3.50%, 9/1/23	450,000	463,637
Illinois Tool Works, Inc., 3.90%, 9/1/42	200,000	190,426
Ingredion, Inc., 1.80%, 9/25/17	400,000	401,634
Intel Corp., 4.80%, 10/1/41	250,000	260,686
International Business Machines Corp.:
3.375%, 8/1/23	150,000	151,450
3.625%, 2/12/24	300,000	306,141
International Finance Corp., 0.625%, 11/15/16	75,000	74,757
JLL/Delta Dutch Newco BV, 7.50%, 2/1/22 (e)	300,000	302,962
John Deere Capital Corp., 1.95%, 3/4/19	120,000	119,259
JPMorgan Chase & Co.:
6.00%, 1/15/18	400,000	450,208
2.35%, 1/28/19	200,000	199,036
3.875%, 2/1/24	400,000	409,662
3.625%, 5/13/24	1,400,000	1,390,661
3.875%, 9/10/24	100,000	98,034
Kimberly-Clark Corp., 3.70%, 6/1/43	300,000	279,666
Kinder Morgan Energy Partners LP:
4.25%, 9/1/24	200,000	197,802
5.50%, 3/1/44	200,000	200,446
5.40%, 9/1/44	200,000	196,669
Laboratory Corp. of America Holdings:
2.20%, 8/23/17	400,000	405,003
4.00%, 11/1/23	150,000	153,617
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (e)	1,050,000	1,073,122
Life Technologies Corp., 6.00%, 3/1/20	300,000	346,289
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	700,000	692,762
Lowe's Co.'s, Inc., 4.65%, 4/15/42	200,000	208,046
LULWA Ltd., 1.888%, 2/15/25	594,499	575,794
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	100,000	102,078
Masco Corp.:
5.85%, 3/15/17	400,000	434,120
6.50%, 8/15/32	150,000	150,000
Massachusetts Institute of Technology, 3.959%, 7/1/38	400,000	405,727
Mattel, Inc.:
2.35%, 5/6/19	300,000	298,406
3.15%, 3/15/23	300,000	293,715
McDonald's Corp., 3.625%, 5/1/43	400,000	356,773
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	200,000	193,333
Methanex Corp.:
3.25%, 12/15/19	400,000	406,089
5.25%, 3/1/22	700,000	769,375
Micron Technology, Inc., 5.50%, 2/1/25 (e)	200,000	196,000
Microsoft Corp.:
2.125%, 11/15/22	300,000	286,275
3.50%, 11/15/42	300,000	268,996
Morgan Stanley:
6.25%, 8/28/17	600,000	674,128
2.375%, 7/23/19	300,000	295,256
5.50%, 1/26/20	800,000	897,002
3.875%, 4/29/24	300,000	299,689
5.00%, 11/24/25	300,000	313,743
4.35%, 9/8/26	200,000	196,563
Nationwide Health Properties, Inc., 6.90%, 10/1/37	150,000	187,318
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	300,000	296,030
NBCUniversal Media LLC:
4.375%, 4/1/21	300,000	326,805
4.45%, 1/15/43	300,000	300,744
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	201,775
NII Capital Corp.:
10.00%, 8/15/16 (q)*	200,000	57,000
7.625%, 4/1/21 (p)*	500,000	95,000
NIKE, Inc.:
2.25%, 5/1/23	400,000	378,101
3.625%, 5/1/43	400,000	376,262
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	100,000	101,005
2.65%, 9/26/18 (e)	300,000	305,487
2.35%, 3/4/19 (e)	450,000	450,620
Nordstrom, Inc., 4.00%, 10/15/21	200,000	213,937
North American Development Bank:
2.30%, 10/10/18	500,000	504,556
2.40%, 10/26/22	360,000	342,297
NOVA Chemicals Corp., 8.625%, 11/1/19	400,000	418,000
Numericable Group SA, 6.00%, 5/15/22 (e)	300,000	302,250
Nuveen Investments, Inc., 9.50%, 10/15/20 (e)	400,000	464,000
NYU Hospitals Center, 4.428%, 7/1/42	300,000	289,924
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	300,000	306,972
Pentair Finance SA:
1.35%, 12/1/15	400,000	402,285
1.875%, 9/15/17	400,000	401,444
PepsiCo, Inc., 2.75%, 3/1/23	300,000	289,510
Perrigo Co. plc, 5.30%, 11/15/43 (e)	200,000	215,979
Pioneer Natural Resources Co., 5.875%, 7/15/16	900,000	970,539
PNC Bank NA, 2.70%, 11/1/22	500,000	476,892
ProLogis LP, 6.875%, 3/15/20	109,000	128,806
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	200,000	214,750
Prudential Financial, Inc.:
3.50%, 5/15/24	300,000	296,903
4.60%, 5/15/44	300,000	297,150
Quicksilver Resources, Inc., 7.125%, 4/1/16	400,000	162,000
Regency Centers LP, 3.75%, 6/15/24	300,000	299,309
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 9.00%, 4/15/19	400,000	416,500
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	400,000	413,000
Rogers Communications, Inc.:
3.00%, 3/15/23	400,000	381,298
5.00%, 3/15/44	400,000	407,816
Sanofi SA, 1.25%, 4/10/18	400,000	394,252
SBA Tower Trust:
2.24%, 4/15/43 (e)	220,000	216,821
3.722%, 4/15/48 (e)	660,000	654,348
Simon Property Group LP, 6.125%, 5/30/18	300,000	344,204
Spencer Spirit Holdings, Inc., 9.00%, 5/1/18 (e)	327,000	330,270
St. Jude Medical, Inc., 3.25%, 4/15/23	300,000	296,737
Standard Chartered plc, 3.95%, 1/11/23 (e)	400,000	389,310
Stanley Black & Decker, Inc., 2.90%, 11/1/22	400,000	390,736
State Street Corp., 3.10%, 5/15/23	200,000	193,975
SunTrust Bank:
0.525%, 8/24/15 (r)	500,000	499,539
7.25%, 3/15/18	500,000	577,707
SunTrust Banks, Inc., 2.35%, 11/1/18	300,000	300,719
Sysco Corp.:
3.00%, 10/2/21	200,000	200,377
3.50%, 10/2/24	200,000	200,549
Tagua Leasing LLC, 1.581%, 11/16/24	519,921	497,070
Telefonica Emisiones SAU:
3.992%, 2/16/16	400,000	416,236
3.192%, 4/27/18	400,000	412,547
Texas Instruments, Inc., 1.65%, 8/3/19	400,000	389,024
The Hertz Corp., 7.50%, 10/15/18	400,000	414,000
The TJX Co.'s, Inc.:
2.75%, 6/15/21	400,000	398,726
2.50%, 5/15/23	400,000	382,031
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	200,000	219,518
Thomson Reuters Corp.:
4.30%, 11/23/23	200,000	208,787
5.65%, 11/23/43	200,000	222,157
Time Warner Cable, Inc., 5.50%, 9/1/41	300,000	337,704
Time Warner, Inc.:
4.05%, 12/15/23	300,000	307,457
5.375%, 10/15/41	280,000	297,444
4.90%, 6/15/42	300,000	299,791
Tyco Electronics Group SA:
2.35%, 8/1/19	200,000	199,563
3.45%, 8/1/24	200,000	200,361
United Parcel Service, Inc., 2.45%, 10/1/22	450,000	434,773
US Bancorp, 2.95%, 7/15/22	300,000	291,071
US Bank:
4.95%, 10/30/14	100,000	100,348
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	500,000	508,772
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	400,000	388,982
Viacom, Inc.:
3.875%, 4/1/24	850,000	846,471
5.25%, 4/1/44	300,000	310,052
Vornado Realty LP, 5.00%, 1/15/22	400,000	436,707
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	500,000	484,375
Walgreen Co., 1.80%, 9/15/17	400,000	401,446
Weingarten Realty Investors, 4.45%, 1/15/24	400,000	417,452
Wells Fargo & Co.:
1.15%, 6/2/17	600,000	596,185
4.10%, 6/3/26	400,000	398,594
Whirlpool Corp., 3.70%, 3/1/23	700,000	703,114
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	519,337
Wisconsin Public Service Corp., 3.671%, 12/1/42	400,000	374,478
Zoetis, Inc., 3.25%, 2/1/23	400,000	391,181

Total Corporate Bonds (Cost $89,554,898)		89,818,418

FLOATING RATE LOANS(d)- 0.2%
Albertson's Holdings LLC:
6.25%, 8/25/19 (r)	300,000	297,450
6.75%, 8/25/21 (r)	300,000	298,125
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	147,388	144,914

Total Floating Rate Loans (Cost $737,841)		740,489

MUNICIPAL OBLIGATIONS - 0.7%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	300,000	331,332
Government Development Bank for Puerto Rico Revenue Bonds:
3.448%, 2/1/15	200,000	195,420
4.704%, 5/1/16	350,000	301,000
New York City GO Bonds, 5.206%, 10/1/31	470,000	527,034
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	600,000	727,356
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	400,000	458,740

Total Municipal Obligations (Cost $2,595,862)		2,540,882

SOVEREIGN GOVERNMENT BONDS - 0.1%
Export Development Canada, 0.875%, 1/30/17	125,000	124,982
Kommunalbanken AS, 0.75%, 11/21/16 (e)	100,000	99,897

Total Sovereign Government Bonds (Cost $224,777)		224,879

U.S. TREASURY OBLIGATIONS - 0.5%
United States Treasury Bonds, 3.375%, 5/15/44	740,000	764,050
United States Treasury Notes:
1.00%, 9/15/17	490,000	489,235
1.75%, 9/30/19	50,000	49,934
2.00%, 8/31/21	240,000	236,756
2.375%, 8/15/24	30,000	29,653

Total U.S. Treasury Obligations (Cost $1,553,997)		1,569,628

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
Tennessee Valley Authority, 2.875%, 9/15/24	800,000	793,990

Total U.S. Government Agencies and Instrumentalities (Cost $791,524)		793,990

TIME DEPOSIT - 4.0%
State Street Bank Time Deposit, 0.069%, 10/1/14	13,663,805	13,663,805

Total Time Deposit (Cost $13,663,805)		13,663,805

TOTAL INVESTMENTS (Cost $332,747,659) - 102.4%		353,178,576
Other assets and liabilities, net - (2.4%)		(8,351,439)
NET ASSETS - 100%		$344,827,137

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	3	12/14	$373,922	$2,664
30 Year U.S. Treasury Bonds	16	12/14	2,206,500	(28,199)
Total Purchased				($25,535)

Sold:
2 Year U.S. Treasury Notes	22	12/14	$4,814,563	$411
5 Year U.S. Treasury Notes	38	12/14	4,493,797	221
Total Sold				$632

(b) This security was valued under the direction of the Board of Directors. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) Security is in default and is no longer accruing interest. During the year, $8,451 of interest was written off.

(q) Security is in default and is no longer accruing interest. During the year, $19,889 of interest was written off.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014

EQUITY SECURITIES - 98.6%	SHARES	VALUE
Aerospace & Defense - 1.0%
Exelis, Inc.	29,418	$486,574
Vectrus, Inc.*	1,634	31,918
		518,492

Airlines - 2.4%
Alaska Air Group, Inc.	27,615	1,202,357

Auto Components - 2.7%
Gentherm, Inc.*	31,825	1,343,970

Biotechnology - 3.5%
United Therapeutics Corp.*	13,637	1,754,400

Capital Markets - 1.0%
Waddell & Reed Financial, Inc.	9,235	477,357

Chemicals - 2.6%
Minerals Technologies, Inc.	20,640	1,273,694

Commercial Services & Supplies - 2.7%
Deluxe Corp.	24,587	1,356,219

Communications Equipment - 5.1%
F5 Networks, Inc.*	11,295	1,341,168
Ubiquiti Networks, Inc.*	32,030	1,202,086
		2,543,254

Containers & Packaging - 2.4%
Rock-Tenn Co.	24,747	1,177,462

Diversified Consumer Services - 4.2%
Grand Canyon Education, Inc.*	23,950	976,441
Sotheby's	30,973	1,106,356
		2,082,797

Electronic Equipment & Instruments - 2.8%
Arrow Electronics, Inc.*	25,039	1,385,909

Energy Equipment & Services - 4.6%
Dresser-Rand Group, Inc.*	22,715	1,868,536
Geospace Technologies Corp.*	12,465	438,145
		2,306,681

Food Products - 2.5%
Ingredion, Inc.	16,492	1,249,929

Gas Utilities - 1.6%
AGL Resources, Inc.	15,227	781,754

Health Care Equipment & Supplies - 2.5%
Varian Medical Systems, Inc.*	15,272	1,223,593

Health Care Providers & Services - 6.9%
AmerisourceBergen Corp.	19,450	1,503,485
Chemed Corp.	7,072	727,709
Laboratory Corporation of America Holdings*	12,067	1,227,817
		3,459,011

Insurance - 4.6%
American Financial Group, Inc.	19,485	1,127,987
Amtrust Financial Services, Inc.	28,930	1,151,993
		2,279,980

IT Services - 7.8%
DST Systems, Inc.	15,320	1,285,654
NeuStar, Inc.*	45,843	1,138,282
Syntel, Inc.*	16,877	1,484,163
		3,908,099

Leisure Products - 2.8%
Polaris Industries, Inc.	9,370	1,403,532

Machinery - 6.9%
Proto Labs, Inc.*	20,277	1,399,113
The Middleby Corp.*	16,822	1,482,523
Valmont Industries, Inc.	4,322	583,167
		3,464,803

Media - 2.7%
Gannett Co., Inc.	45,533	1,350,964

Oil, Gas & Consumable Fuels - 2.3%
SM Energy Co.	14,962	1,167,036

Personal Products - 2.2%
Inter Parfums, Inc.	40,245	1,106,738

Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	5,195	656,336

Road & Rail - 2.8%
Landstar System, Inc.	19,190	1,385,326

Semiconductors & Semiconductor Equipment - 2.4%
Synaptics, Inc.*	16,650	1,218,780

Software - 1.3%
SolarWinds, Inc.*	15,200	639,160

Specialty Retail - 10.1%
Lithia Motors, Inc.	16,400	1,241,316
Ross Stores, Inc.	19,600	1,481,368
Tractor Supply Co.	16,070	988,466
Ulta Salon, Cosmetics & Fragrance, Inc.*	11,150	1,317,596
		5,028,746

Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp.*	10,272	998,233

Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc.*	6,235	453,346

Total Equity Securities (Cost $43,277,762)		49,197,958

TIME DEPOSIT - 1.5%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 10/1/14	$738,430	738,430

Total Time Deposit (Cost $738,430)		738,430

TOTAL INVESTMENTS (Cost $44,016,192) - 100.1%		49,936,388
Other assets and liabilities, net - (0.1%)		(25,482)
NET ASSETS - 100%		$49,910,906

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios. Calvert VP SRI Mid Cap Growth and Calvert VP SRI Balanced are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. Calvert VP SRI Mid Cap Growth offers only one class of shares which is not subject to Distribution Plan expenses. Calvert VP SRI Balanced offers Class F and Class I shares.  Class F shares are subject to Distribution Plan expenses, while Class I shares are not.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of September 30, 2014:

	Market Value	% of Net Assets
Calvert VP SRI Balanced	$0	0.0%

The following tables summarize the market value of the Fund’s holdings as of September 30, 2014, based on the inputs used to value them:

Calvert VP SRI Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$49,197,958	-	-	$49,197,958
Other debt obligations	-	$738,430	-	738,430
TOTAL	$49,197,958	$738,430	-	$49,936,388

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2014.

Calvert VP SRI Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$217,657,629	-	-	$217,657,629
Asset-backed securities	-	$16,522,262	-	16,522,262
Collateralized mortgage-backed obligations	-	2,174,439	-	2,174,439
Commercial mortgage-backed securities	-	7,472,155	-	7,472,155
Corporate debt	-	89,818,418	**	89,818,418
Municipal obligations	-	2,540,882	-	2,540,882
U.S. government obligations	-	2,363,618	-	2,363,618
Other debt obligations	-	14,629,173	-	14,629,173
TOTAL	$217,657,629	$135,520,947	**	$353,178,576

Other financial instruments***	($24,903)	-	-	($24,903)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the quarter ended September 30, 2014.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, or, in the case of Calvert VP SRI Balanced Portfolio, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio or to provide market exposure to the Portfolio’s uncommitted cash balances.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities and interest rates. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios. During the period, Calvert VP SRI Balanced Portfolio used U.S. Treasury futures contracts to hedge against interest rate changes, to manage overall duration, to facilitate rebalancing of the Portfolio, and to implement tactical asset allocation decisions. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.

During the nine month period ended September 30, 2014, Calvert VP SRI Balanced Portfolio invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures and 30 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 62 contracts and $3,888,246 weighted average notional value.

Loan Participations and Assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to the Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2014:

	CALVERT VP SRI MID CAP GROWTH	CALVERT VP SRI BALANCED
Federal income tax cost	$44,080,237	$332,878,138
Unrealized appreciation	$7,654,377	$26,783,024
Unrealized (depreciation)	(1,798,226)	(6,482,586)
Net appreciation (depreciation)	$5,856,151	$20,300,438

The Portfolios did not have capital loss carryforwards as of December 31, 2013, their most recent fiscal year end.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 14a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 260.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:           /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chair -- Principal Executive Officer

Date:      November 26, 2014

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                Chair -- Principal Executive Officer

Date:      November 26, 2014

                /s/ Robert J. Enderson
                Robert J. Enderson
                Assistant Treasurer -- Principal Financial Officer

Date:      November 26, 2014